Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2014	2013
Net income (loss) of Avalon Holdings Corporation common shareholders	$(1,080)	$438

Shares used in computing basic income (loss) per share	3,803	3,803
Potentially dilutive shares from stock options	-	287
Shares used in computing dilutive income (loss) per share	3,803	4,090

Income (loss) per share attributable to Avalon Holdings Corporation common shareholders
Basic net income (loss) per share	$(0.28)	$0.12
Dilutive net income (loss) per share	$(0.28)	$0.11